Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
December 31, 2021
INTCEN-NPRT1-0322
1.859212.114
Common Stocks - 95.2%
	Shares	Value ($)
Australia - 0.9%
Arena (REIT) unit	2,108,696	7,563,516
Commonwealth Bank of Australia	146,698	10,779,743
Lynas Rare Earths Ltd. (a)	598,760	4,443,239
National Australia Bank Ltd.	675,868	14,191,271
Treasury Wine Estates Ltd.	280,262	2,524,339
TOTAL AUSTRALIA		39,502,108
Austria - 0.7%
Erste Group Bank AG	558,500	26,182,712
Verbund AG	20,360	2,288,145
TOTAL AUSTRIA		28,470,857
Bailiwick of Jersey - 1.4%
Experian PLC	360,200	17,741,972
Ferguson PLC	129,100	22,931,616
Glencore Xstrata PLC	2,698,000	13,747,068
WPP PLC	298,440	4,544,564
TOTAL BAILIWICK OF JERSEY		58,965,220
Belgium - 1.3%
Anheuser-Busch InBev SA NV	106,800	6,438,969
Azelis Group NV	181,600	5,186,232
KBC Groep NV	387,885	33,327,589
Kinepolis Group NV (a)	34,490	2,148,900
UCB SA	73,200	8,354,027
TOTAL BELGIUM		55,455,717
Bermuda - 1.2%
AutoStore Holdings Ltd.	610,000	2,399,802
Genpact Ltd.	231,000	12,261,480
Hiscox Ltd.	1,047,637	12,303,524
IHS Markit Ltd.	178,200	23,686,344
TOTAL BERMUDA		50,651,150
Canada - 4.8%
Africa Oil Corp. (a)	1,402,431	1,984,546
AltaGas Ltd.	113,200	2,443,964
Boardwalk (REIT) (b)	75,500	3,272,592
Canadian Natural Resources Ltd.	254,118	10,737,663
Canadian Pacific Railway Ltd.	226,000	16,254,777
Cenovus Energy, Inc. (Canada)	220,600	2,704,855
Constellation Software, Inc.	17,300	32,097,760
Emera, Inc.	71,940	3,595,436
Enbridge, Inc.	169,345	6,614,757
First Quantum Minerals Ltd.	284,200	6,800,849
Gibson Energy, Inc. (b)	61,305	1,086,571
Imperial Oil Ltd.	229,123	8,263,245
Intact Financial Corp.	73,400	9,540,636
MEG Energy Corp. (a)	281,700	2,605,550
Nutrien Ltd.	132,600	9,966,882
Shopify, Inc. Class A (a)	12,001	16,530,057
TC Energy Corp. (b)	66,271	3,082,116
The Toronto-Dominion Bank	533,200	40,878,877
TMX Group Ltd.	75,300	7,634,472
Topicus.Com, Inc.	26,781	2,458,021
Tourmaline Oil Corp.	174,503	5,633,980
Wheaton Precious Metals Corp.	265,900	11,409,978
TOTAL CANADA		205,597,584
Cayman Islands - 0.8%
CK Asset Holdings Ltd.	1,000,588	6,306,968
HKBN Ltd.	3,340,740	4,100,119
Parade Technologies Ltd.	194,000	14,804,618
Sea Ltd. ADR (a)	23,240	5,199,020
Tencent Holdings Ltd.	77,610	4,528,630
TOTAL CAYMAN ISLANDS		34,939,355
Denmark - 1.3%
Ascendis Pharma A/S sponsored ADR (a)	10,500	1,412,565
DSV A/S	138,600	32,297,723
GN Store Nord A/S	189,100	11,865,229
Novo Nordisk A/S Series B	47,800	5,369,177
ORSTED A/S (c)	25,030	3,205,520
TOTAL DENMARK		54,150,214
Finland - 0.9%
Elisa Corp. (A Shares)	73,730	4,539,997
Fortum Corp.	113,140	3,470,054
Nordea Bank ABP	1,422,600	17,353,657
Sampo Oyj (A Shares)	229,900	11,506,054
TOTAL FINLAND		36,869,762
France - 12.9%
Air Liquide SA	120,900	21,085,489
ALTEN	102,000	18,403,220
Amundi SA (c)	159,500	13,156,270
Antin Infrastructure Partners SA	113,100	4,474,187
ARGAN SA	16,802	2,217,718
AXA SA	363,500	10,818,951
BNP Paribas SA	361,500	24,994,495
Capgemini SA	164,900	40,413,811
Compagnie de St. Gobain	245,000	17,234,922
Dassault Systemes SA	400,900	23,791,555
Edenred SA	307,800	14,213,705
ENGIE	269,020	3,982,947
Hermes International SCA	7,300	12,755,840
L'Oreal SA	35,500	16,926,857
Legrand SA	347,400	40,687,873
LVMH Moet Hennessy Louis Vuitton SE	110,245	91,110,205
Orpea	72,400	7,260,869
Pernod Ricard SA	147,800	35,557,405
Safran SA	130,300	15,951,759
Sanofi SA	194,455	19,512,398
Sartorius Stedim Biotech	13,600	7,469,205
Societe Generale Series A	477,200	16,400,759
Suez Environnement SA	176,090	3,955,593
Teleperformance	65,073	29,092,612
Total SA	899,338	45,776,512
Veolia Environnement SA	130,750	4,801,652
Worldline SA (a)(c)	63,800	3,551,122
TOTAL FRANCE		545,597,931
Germany - 8.2%
adidas AG	65,800	18,946,805
Allianz SE	99,500	23,467,956
Auto1 Group SE (c)	20,000	442,031
BASF AG	163,647	11,485,626
Brenntag SE	325,100	29,357,785
Daimler AG (Germany)	224,800	17,175,664
Delivery Hero AG (a)(c)	83,800	9,275,870
Deutsche Borse AG	153,500	25,630,578
Deutsche Post AG	349,131	22,456,385
Deutsche Telekom AG	463,900	8,571,714
E.ON AG	113,690	1,580,001
Hannover Reuck SE	94,400	17,897,917
LEG Immobilien AG	30,371	4,234,413
Linde PLC	22,212	7,707,735
Merck KGaA	138,000	35,501,518
Rheinmetall AG	124,798	11,744,756
RWE AG	105,250	4,264,370
SAP SE	120,735	16,992,190
Siemens AG	164,650	28,517,856
Siemens Healthineers AG (c)	377,100	28,116,281
SUSE SA (a)	100,900	4,601,507
Symrise AG	76,900	11,373,104
Synlab AG (a)	273,900	7,345,891
Uniper SE	57,890	2,748,627
TOTAL GERMANY		349,436,580
Hong Kong - 1.5%
AIA Group Ltd.	4,214,000	42,531,260
Chervon Holdings Ltd. (a)	269,100	1,998,178
CLP Holdings Ltd.	383,430	3,874,472
Dah Sing Banking Group Ltd.	1,616,800	1,380,932
Hang Seng Bank Ltd.	288,600	5,281,559
Hong Kong Exchanges and Clearing Ltd.	128,900	7,528,142
TOTAL HONG KONG		62,594,543
Hungary - 0.2%
Richter Gedeon PLC	253,700	6,822,161
India - 0.9%
HDFC Bank Ltd.	1,091,200	21,559,137
Reliance Industries Ltd.	485,386	15,431,985
TOTAL INDIA		36,991,122
Ireland - 1.6%
CRH PLC	207,100	10,963,883
Flutter Entertainment PLC (a)	47,441	7,589,583
Greencore Group PLC (a)	1,795,800	3,135,172
ICON PLC (a)	30,500	9,445,850
Irish Residential Properties REIT PLC	1,870,400	3,571,851
Kingspan Group PLC (Ireland)	163,800	19,538,902
Linde PLC	45,300	15,693,279
TOTAL IRELAND		69,938,520
Israel - 0.3%
Icl Group Ltd.	879,200	8,486,721
NICE Systems Ltd. (a)	16,552	5,066,836
TOTAL ISRAEL		13,553,557
Italy - 1.5%
Enel SpA	695,176	5,558,688
FinecoBank SpA	813,500	14,246,448
GVS SpA (c)	115,000	1,380,369
Moncler SpA	206,800	14,945,088
Prada SpA	1,108,000	7,090,586
Recordati SpA	314,500	20,195,347
TOTAL ITALY		63,416,526
Japan - 16.0%
Advance Residence Investment Corp.	1,116	3,686,690
Advantest Corp.	124,300	11,778,406
Bandai Namco Holdings, Inc.	56,700	4,433,277
Capcom Co. Ltd.	339,000	7,980,631
Daiichi Sankyo Kabushiki Kaisha	424,700	10,799,335
Daiichikosho Co. Ltd.	95,290	2,882,806
DENSO Corp.	99,300	8,225,938
Dip Corp.	90,290	3,072,984
ENEOS Holdings, Inc.	589,755	2,206,134
Fast Retailing Co. Ltd.	6,200	3,520,143
FUJIFILM Holdings Corp.	370,100	27,431,736
Fujitsu Ltd.	28,400	4,871,181
Hitachi Ltd.	520,700	28,201,000
Hoya Corp.	356,600	53,042,041
Idemitsu Kosan Co. Ltd.	74,600	1,904,722
Itochu Corp.	485,000	14,832,913
JEOL Ltd.	29,500	2,356,820
JTOWER, Inc. (a)	49,420	4,145,901
Kao Corp.	171,500	8,982,200
KDDI Corp.	65,810	1,924,530
Keyence Corp.	59,200	37,198,783
Lifenet Insurance Co. (a)	286,600	2,282,236
Minebea Mitsumi, Inc.	112,100	3,181,835
Misumi Group, Inc.	191,300	7,849,570
Mitsubishi Estate Co. Ltd.	453,900	6,296,725
Mitsubishi UFJ Financial Group, Inc.	1,716,100	9,339,493
Money Forward, Inc. (a)	96,324	5,794,680
Nitori Holdings Co. Ltd.	91,800	13,730,670
Olympus Corp.	1,052,200	24,235,451
ORIX Corp.	475,700	9,707,952
Persol Holdings Co. Ltd.	880,600	25,569,017
Recruit Holdings Co. Ltd.	863,800	52,567,173
Relo Group, Inc.	341,000	6,163,079
Renesas Electronics Corp. (a)	704,900	8,720,097
Shin-Etsu Chemical Co. Ltd.	178,100	30,841,972
Shiseido Co. Ltd.	76,300	4,254,440
SMC Corp.	28,100	18,954,003
SoftBank Group Corp.	213,106	10,216,337
Sony Group Corp.	533,500	67,369,453
Suzuki Motor Corp.	197,200	7,592,791
T&D Holdings, Inc.	270,900	3,466,616
TIS, Inc.	301,900	8,989,025
Tokio Marine Holdings, Inc.	180,000	10,002,260
Tokyo Electron Ltd.	76,200	43,906,251
Toyota Motor Corp.	1,342,000	24,803,639
Tsuruha Holdings, Inc.	94,500	9,069,634
Uzabase, Inc. (a)	178,100	2,275,989
Yamato Holdings Co. Ltd.	578,900	13,603,118
Z Holdings Corp.	1,020,640	5,921,717
TOTAL JAPAN		680,183,394
Korea (South) - 0.1%
SK Hynix, Inc.	22,020	2,426,395
Luxembourg - 0.2%
B&M European Value Retail SA	1,128,476	9,720,228
Netherlands - 8.1%
Adyen BV (a)(c)	3,400	8,925,009
Airbus Group NV (a)	187,200	23,951,091
Akzo Nobel NV	205,200	22,544,289
Argenx SE ADR (a)	11,900	4,167,261
ASM International NV (Netherlands)	42,000	18,539,543
ASML Holding NV (Netherlands)	127,278	101,952,330
Boskalis Westminster	375,900	10,960,348
Corbion NV	18,300	864,087
Elastic NV (a)	47,600	5,859,084
Euronext NV (c)	126,340	13,134,807
Ferrari NV	29,600	7,619,222
Heineken NV (Bearer)	94,500	10,635,008
IMCD NV	134,100	29,636,540
ING Groep NV (Certificaten Van Aandelen)	1,388,300	19,301,548
Koninklijke Philips Electronics NV	240,245	8,891,859
NXP Semiconductors NV	19,700	4,487,266
Prosus NV	161,400	13,367,965
RHI Magnesita NV	124,145	5,542,186
Universal Music Group NV	198,240	5,602,478
Wolters Kluwer NV	240,100	28,260,011
TOTAL NETHERLANDS		344,241,932
Norway - 0.4%
Equinor ASA	217,900	5,769,841
Schibsted ASA:
(A Shares)	192,700	7,429,488
(B Shares)	112,430	3,776,524
TOTAL NORWAY		16,975,853
Portugal - 0.1%
Energias de Portugal SA	445,800	2,448,916
Singapore - 0.3%
Parkway Life REIT	316,148	1,203,502
United Overseas Bank Ltd.	453,505	9,052,601
Wing Tai Holdings Ltd.	2,064,300	2,741,984
TOTAL SINGAPORE		12,998,087
Spain - 1.9%
Aena SME SA (a)(c)	73,500	11,575,073
Amadeus IT Holding SA Class A (a)	368,249	24,917,294
Bankinter SA	1,494,600	7,615,202
Cellnex Telecom SA (c)	480,635	27,842,041
EDP Renovaveis SA	45,480	1,130,973
Iberdrola SA	636,621	7,537,583
TOTAL SPAIN		80,618,166
Sweden - 4.2%
AddTech AB (B Shares)	605,700	14,406,772
ASSA ABLOY AB (B Shares)	689,400	21,013,587
Atlas Copco AB (A Shares)	317,500	21,939,518
Ericsson (B Shares)	438,411	4,823,854
Haypp Group (a)	353,000	1,922,096
Hexagon AB (B Shares)	1,593,300	25,238,748
Indutrade AB	945,489	28,866,779
Investor AB (B Shares)	424,800	10,659,636
John Mattson Fastighetsforetag (a)	169,176	3,725,787
Kry International AB (d)	527	186,621
Nordnet AB	348,600	6,687,832
Oatly Group AB ADR (a)(b)	49,800	396,408
Sandvik AB	582,100	16,225,193
Swedbank AB (A Shares)	653,400	13,130,623
Swedish Match Co. AB	946,900	7,517,138
TOTAL SWEDEN		176,740,592
Switzerland - 8.4%
Dufry AG (a)	61,388	3,026,094
Julius Baer Group Ltd.	274,310	18,343,744
Lonza Group AG	48,300	40,214,018
Nestle SA (Reg. S)	759,308	106,012,540
Roche Holding AG (participation certificate)	202,580	84,042,593
Sika AG	112,024	46,559,127
Sonova Holding AG	66,503	25,989,181
UBS Group AG	696,020	12,493,070
Zurich Insurance Group Ltd.	46,870	20,532,762
TOTAL SWITZERLAND		357,213,129
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	809,000	17,864,894
United Kingdom - 11.1%
Anglo American PLC (United Kingdom)	240,280	9,883,256
AstraZeneca PLC (United Kingdom)	239,900	28,012,990
BAE Systems PLC	994,911	7,419,250
Beazley PLC (a)	1,533,542	9,697,295
Big Yellow Group PLC	26,600	618,501
Bridgepoint Group Holdings Ltd. (c)	1,215,356	8,180,220
Compass Group PLC	1,807,000	40,682,238
Dechra Pharmaceuticals PLC	287,840	20,803,551
Deliveroo PLC Class A (a)(c)	1,991,600	5,685,295
Diageo PLC	1,053,945	57,625,568
Diploma PLC	183,468	8,411,366
Dr. Martens Ltd.	157,900	918,385
Electrocomponents PLC	815,000	13,365,257
Future PLC	81,100	4,198,646
Grainger Trust PLC	745,060	3,204,227
Harbour Energy PLC (a)	379,005	1,829,096
Hotel Chocolat Group Ltd. (a)	668,171	4,548,965
Informa PLC (a)	543,280	3,803,819
JD Sports Fashion PLC	4,231,000	12,475,125
Jet2 PLC (a)	1,120,200	17,003,473
Legal & General Group PLC	2,867,416	11,579,471
Lloyds Banking Group PLC	29,564,200	19,198,767
Mondi PLC	316,000	7,838,040
National Grid PLC	270,940	3,906,763
Ocado Group PLC (a)	104,500	2,377,515
Prudential PLC (a)	1,106,360	19,132,128
Reckitt Benckiser Group PLC	152,730	13,147,556
RELX PLC (London Stock Exchange)	1,412,709	46,120,612
Rentokil Initial PLC	2,431,100	19,243,977
Rio Tinto PLC	115,000	7,583,824
Royal Dutch Shell PLC:
Class A (United Kingdom)	410,097	8,987,033
Class B (United Kingdom)	364,325	7,999,332
Smith & Nephew PLC	643,000	11,221,882
SSE PLC	142,360	3,182,485
St. James's Place PLC	686,800	15,694,918
Supreme PLC	1,126,200	3,704,580
Unilever PLC (Netherlands)	94,625	5,072,493
WH Smith PLC (a)	343,600	6,906,266
TOTAL UNITED KINGDOM		471,264,165
United States of America - 3.6%
Airbnb, Inc. Class A	1,800	299,682
Ares Management Corp.	209,500	17,026,065
Boston Scientific Corp. (a)	210,600	8,946,288
CBRE Group, Inc.	138,400	15,017,784
Constellation Brands, Inc. Class A (sub. vtg.)	19,400	4,868,818
Equifax, Inc.	52,000	15,225,080
Genesis Energy LP	218,204	2,336,965
Intercontinental Exchange, Inc.	113,100	15,468,687
Kosmos Energy Ltd. (a)	572,400	1,980,504
Marsh & McLennan Companies, Inc.	128,500	22,335,870
Moody's Corp.	34,100	13,318,778
NICE Systems Ltd. sponsored ADR (a)	2,000	607,200
Philip Morris International, Inc.	58,100	5,519,500
Qualtrics International, Inc.	108,800	3,851,520
ResMed, Inc.	29,200	7,606,016
Roper Technologies, Inc.	35,300	17,362,658
The AES Corp.	100,400	2,439,720
TOTAL UNITED STATES OF AMERICA		154,211,135
TOTAL COMMON STOCKS (Cost $2,898,179,630)		4,039,859,793

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Germany - 0.2%
Porsche Automobil Holding SE (Germany)	90,300	8,525,479
Sweden - 0.0%
Kry International AB Series E (d)(e)	3,043	1,077,584
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,326,129)		9,603,063

Government Obligations - 0.2%
	Principal Amount (f)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 2/24/22 to 3/31/22 (g) (Cost $5,739,477)	5,740,000	5,739,500

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (h)	186,759,641	186,796,993
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	5,080,792	5,081,300
TOTAL MONEY MARKET FUNDS (Cost $191,878,292)		191,878,293

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,101,123,528)	4,247,080,649
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,585,319)
NET ASSETS - 100.0%	4,243,495,330

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	830	Mar 2022	96,354,700	1,381,236	1,381,236
TME S&P/TSX 60 Index Contracts (Canada)	41	Mar 2022	8,303,395	115,535	115,535

TOTAL FUTURES CONTRACTS					1,496,771
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,469,908 or 3.2% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,077,584 or 0.0% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,739,500.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	74,387,739	366,777,752	254,368,498	17,097	-	-	186,796,993	0.3%
Fidelity Securities Lending Cash Central Fund 0.08%	39,666,680	70,884,041	105,469,421	566,688	-	-	5,081,300	0.0%
Total	114,054,419	437,661,793	359,837,919	583,785	-	-	191,878,293

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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